EARNINGS PER SHARE AND FULLY-DILUTED SHARES	12 Months Ended
Dec. 31, 2021
Disclosure Of Earnings Per Share [Abstract]
EARNINGS PER SHARE AND FULLY-DILUTED SHARES	EARNINGS PER SHARE AND FULLY-DILUTED SHARES
Basic earnings per share is calculated based on the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of shares to be issued in the future under certain arrangements such as option plans and warrants issued. For 2021, 2020 and 2019, the basic and diluted profit (loss) per share is:

	2021	2020	2019
Net profit attributable to equity owners of the parent (in US$’000)	15,996	37,746	40,557
Weighted average shares outstanding	642,007,692	636,268,929	626,315,013
Basic earnings per share (in US$)	0.025	0.058	0.065
Weighted average diluted shares outstanding	701,151,525	682,737,280	673,519,995
Diluted earnings per share (in US$)	0.023	0.055	0.060
For 2021 the diluted net profit used in the calculation of dilutive profit per share amounts to US$16.0 million. Difference between the weighted average shares outstanding and the weighted average diluted shares outstanding used for basic profits calculations per share relates to options, warrants and LTIP. The 62,412,622 average shares related to the convertible bonds are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.
Diluted shares
The composition of the number of shares and share rights outstanding as well as authorized share capital as per December 31, 2021 and the date of these financial statements is provided in the following table.
Movements of shares and other instruments between December 31, 2021 and April 4, 2022 are shown in the table below:

	December 31, 2021	Shares issued	Shares reserved	April 4, 2022
Shares	648,749,282	2,683,764	—	651,433,046
Warrants	—	—	—	—
Options	52,789,478	(1,640,072)	(599,313)	50,550,093
Convertible bonds	62,412,622	—	—	62,412,622
LTIP	10,992,546	(1,849,504)	8,179,538	17,322,580
Issued	774,943,928	(805,812)	7,580,225	781,718,341
Available for issue	105,056,072	805,812	(7,580,225)	98,281,659
Authorized share capital	880,000,000	—	—	880,000,000